Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Intangible Assets [Abstract]
Weighted-average useful life			9 years 6 months
Amortization expense	$ 800,000	$ 0	$ 1,500,000	$ 0